INVESTMENTS	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
INVESTMENTS
INVESTMENTS
Equity Accounting Method Investment Continuity

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2016	$30	$178	$990	$1	$1,199
Equity pick-up (loss) from equity investees	(1)	2	27	(8)	20
Funds invested	1	—	—	8	9
Working capital adjustments	—	—	6	—	6
Impairment charges	—	—	(49)	—	(49)
At December 31, 2016	$30	$180	$974	$1	$1,185
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
At December 31, 2017	$30	$206	$975	$2	$1,213
Publicly traded	No	No	No	No

Summarized Equity Investee Financial Information
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Revenue	$214	$80	$649	$518
Cost of sales (excluding depreciation)	116	65	375	354
Depreciation	33	12	111	87
Finance expense	3	—	1	2
Other expense (income)	2	—	—	(5)
Income from continuing operations before tax	$60	$3	$162	$80
Income tax expense	(8)	—	(40)	(25)
Income from continuing operations after tax	$52	$3	$122	$55
Total comprehensive income	$52	$3	$122	$55
Summarized Balance Sheet
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Cash and equivalents	$50	$14	$72	$102
Other current assets[1]	70	56	563	482
Total current assets	$120	$70	$635	$584
Non-current assets	485	473	1,582	1,603
Total assets	$605	$543	$2,217	$2,187
Current financial liabilities (excluding trade, other payables & provisions)	$12	$—	$19	$23
Other current liabilities	35	27	110	84
Total current liabilities	$47	$27	$129	$107
Non-current financial liabilities (excluding trade, other payables & provisions)	379	391	20	33
Other non-current liabilities	13	11	99	80
Total non-current liabilities	$392	$402	$119	$113
Total liabilities	$439	$429	$248	$220
Net assets	$166	$114	$1,969	$1,967

[1]	Zaldívar other current assets include inventory of $451 million (2016: $429 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Jabal Sayid[1]	Zaldívar
Opening net assets	$114	$1,967
Income for the period	52	122
Dividend	—	(120)
Closing net assets, December 31	$166	$1,969
Barrick's share of net assets (50%)	83	985
Equity earnings adjustment	—	(10)
Goodwill recognition	123	—
Carrying value	$206	$975

[1]	A $165 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (see note 22).